IMPAIRMENT	12 Months Ended
Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
IMPAIRMENT
NOTE 11: IMPAIRMENT

	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Year ended 31 December 2022
Impact of transfers between stages	(23)	573	357	–	907
Other changes in credit quality	(284)	90	663	78	547
Additions and repayments	114	97	(91)	(58)	62
Methodology and model changes	2	11	(47)	(29)	(63)
Other items	–	–	(1)	–	(1)
	(168)	198	524	(9)	545
Total impairment charge (credit)	(191)	771	881	(9)	1,452

In respect of:
Loans and advances to banks	9	–	–	–	9
Loans and advances to customers	(232)	679	882	(9)	1,320
Debt securities	6	–	–	–	6
Financial assets at amortised cost	(217)	679	882	(9)	1,335
Impairment charge (credit) on drawn balances	(217)	679	882	(9)	1,335
Loan commitments and financial guarantees	20	92	(1)	–	111
Financial assets at fair value through other comprehensive income	6	–	–	–	6
Total impairment charge (credit)	(191)	771	881	(9)	1,452

	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Year ended 31 December 2021
Impact of transfers between stages	74	(474)	339	–	(61)
Other changes in credit quality	(313)	(307)	252	(48)	(416)
Additions and repayments	(231)	(379)	(97)	(87)	(794)
Methodology and model changes	(63)	15	6	–	(42)
Other items	2	4	(11)	–	(5)
	(605)	(667)	150	(135)	(1,257)
Total impairment (credit) charge	(531)	(1,141)	489	(135)	(1,318)

In respect of:
Loans and advances to banks	(4)	–	–	–	(4)
Loans and advances to customers	(436)	(1,008)	498	(135)	(1,081)
Financial assets at amortised cost	(440)	(1,008)	498	(135)	(1,085)
Impairment (credit) charge on drawn balances	(440)	(1,008)	498	(135)	(1,085)
Loan commitments and financial guarantees	(89)	(133)	(9)	–	(231)
Financial assets at fair value through other comprehensive income	(2)	–	–	–	(2)
Total impairment (credit) charge	(531)	(1,141)	489	(135)	(1,318)

	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Year ended 31 December 2020
Impact of transfers between stages	(168)	925	699	–	1,456
Other changes in credit quality	909	6	1,164	167	2,246
Additions and repayments	77	173	(52)	(30)	168
Methodology and model changes	(31)	170	26	–	165
Other items	–	–	25	–	25
	955	349	1,163	137	2,604
Total impairment charge	787	1,274	1,862	137	4,060

In respect of:
Loans and advances to banks	4	–	–	–	4
Loans and advances to customers	678	1,130	1,853	137	3,798
Financial assets at amortised cost	682	1,130	1,853	137	3,802
Impairment charge on drawn balances	682	1,130	1,853	137	3,802
Loan commitments and financial guarantees	100	144	9	–	253
Financial assets at fair value through other comprehensive income	5	–	–	–	5
Total impairment charge	787	1,274	1,862	137	4,060
The impairment charge contained no release (2021: release of £77 million; 2020: charge of £41 million) in respect of residual value impairment and voluntary terminations within the Group’s UK motor finance business.
The Group’s impairment charge comprises the following items:
Impact of transfers between stages
The net impact on the impairment charge of transfers between stages.
Other changes in credit quality
Changes in loss allowance as a result of movements in risk parameters that reflect changes in customer quality, but which have not resulted in a transfer to a different stage. This also contains the impact on the impairment charge as a result of write-offs and recoveries, where the related loss allowances are reassessed to reflect ultimate realisable or recoverable value.
Additions and repayments
Expected loss allowances are recognised on origination of new loans or further drawdowns of existing facilities. Repayments relate to the reduction of loss allowances resulting from the repayments of outstanding balances that have been provided against.
Methodology and model changes
Increase or decrease in impairment charge as a result of adjustments to the models used for expected credit loss calculations; as changes to either the model inputs or the underlying assumptions, as well as the impact of changing the models used.
Movements in the Group’s impairment allowances are shown in note 15.